Schedule of Convertible Preferred Stock (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Founders [Member]
Class of Stock [Line Items]
Temporary equity shares authorized		10,500,000	10,500,000
Temporary equity shares outstanding		10,402,285	10,402,285
Temporary equity liquidation preference		$ 2,080	$ 2,080
Temporary equity carrying value		$ 1,354	$ 1,354
Founders [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Temporary equity shares authorized	[1]	4,370,488
Temporary equity shares issued	[1]	4,329,816
Temporary equity shares outstanding	[1]	4,329,816
Temporary equity liquidation preference		$ 2,080
Temporary equity carrying value		$ 1,354
Series A1 [Member]
Class of Stock [Line Items]
Temporary equity shares authorized		5,000,000		[2]
Temporary equity shares outstanding		4,316,400	4,166,400
Temporary equity liquidation preference		$ 4,316	$ 4,166
Temporary equity carrying value		$ 3,871	$ 3,721
Series A1 [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Temporary equity shares authorized	[1]	2,081,185
Temporary equity shares issued	[1]	1,796,645
Temporary equity shares outstanding	[1]	1,796,645
Temporary equity liquidation preference		$ 4,316
Temporary equity carrying value		$ 3,871
Series A2 [Member]
Class of Stock [Line Items]
Temporary equity shares authorized		4,000,000		[2]
Temporary equity shares outstanding		2,544,883	2,287,740
Temporary equity liquidation preference		$ 4,454	$ 4,004
Temporary equity carrying value		$ 4,376	$ 3,926
Series A2 [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Temporary equity shares authorized	[1]	1,664,948
Temporary equity shares issued	[1]	1,059,274
Temporary equity shares outstanding	[1]	1,059,274
Temporary equity liquidation preference		$ 4,454
Temporary equity carrying value		$ 4,376
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity shares authorized		19,500,000	30,500,000	[2]
Temporary equity shares outstanding		17,263,568	16,856,425
Temporary equity liquidation preference		$ 10,850	$ 10,250
Temporary equity carrying value		$ 9,601	$ 9,001
Convertible Preferred Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Temporary equity shares authorized	[1]	8,116,621
Temporary equity shares issued	[1]	7,185,735
Temporary equity shares outstanding	[1]	7,185,735
Temporary equity liquidation preference		$ 10,850
Temporary equity carrying value		$ 9,601
Series B [Member]
Class of Stock [Line Items]
Temporary equity shares authorized			20,000,000
Temporary equity shares outstanding
Temporary equity liquidation preference
Temporary equity carrying value

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.
[2]	Prior to the Second Amended Articles and of the 40,000,000 total shares of preferred stock authorized, 9,000,000 shares were designated as Series A preferred stock which may be used in aggregate for purposes of issuances of Series A-1 and Series A-2 convertible preferred stock, and 20,000,000 were designated as Series B convertible preferred stock. The Series B convertible preferred stock was canceled pursuant to the filing of the Second Amended Articles.